Share Capital - Summary of Status of Plan (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, beginning balance	1,603,124	1,603,124
Number of options, issued	0	0	0	0
Number of options, exercised			(1,177,499)	(1,177,499)
Number of options ending balance			1,603,124	1,603,124
Weighted average exercise price	$ 0.47	$ 0.63
Weighted average exercise price, exercised			$ 0.45	$ 0.61
Weighted average exercise price, ending balance			$ 0.47	$ 0.63
Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, beginning balance	1,603,124	1,603,124	2,974,311	2,974,311
Number of options, issued	0	0	0	0
Number of options, exercised	(247,500)	(247,500)	(1,358,687)	(1,358,687)
Number of options, forfeited	(10,937)	(10,937)	(12,500)	(12,500)
Number of options, expired	0	0	0	0
Number of options ending balance	1,344,687	1,344,687	1,603,124	1,603,124
Weighted average exercise price	$ 0.47	$ 0.63	$ 0.43	$ 0.60
Weighted average exercise price, issued	0	0	0	0
Weighted average exercise price, exercised	0.25	0.32	0.42	0.57
Weighted average exercise price, forfeited	0.48	0.60	0.39	0.52
Weighted average exercise price, expired	0	0	0	0
Weighted average exercise price, ending balance	$ 0.55	$ 0.69	$ 0.47	$ 0.63